Note 17 - Employee Stock Purchase Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	14,512	16,547
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Excluding Stock Options	$ 99,000	$ 107,000